COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Cost of sales	€ 1,805,310	€ 1,622,905	€ 1,650,860
Interest and other financial expense	€ 45,083	33,828	€ 30,945
Takata Airbag Inflators | Warranty and recall campaigns provision
Disclosure of other provisions [line items]
New provisions, other provisions		€ 1,451